Share Capital - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2011	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share allotment description	Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Ordinary shares repurchased	545,597
Ordinary shares repurchased, value	$ 9,005,000
Options exercised by employees					430,340	1,237,015	489,370
Average exercise price of Option per share					$ 10.84	$ 10.64	$ 9.03
Total proceeds from exercise of stock options by employees					4,700,000	13,200,000	4,400,000
Ordinary shares issued in respect of certain RSU's previously awarded by the Company								3,768	2,512
Share repurchase program value		$ 50,000,000	$ 10,000,000	$ 10,000,000
Share repurchase plans, start date			Nov. 23, 2011	Jan. 01, 2012
Share repurchase plans, end date			Dec. 31, 2011	Feb. 20, 2012